Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 34.5%
Aerospace & Defense - 0.7%
Boeing Co.
2.25%, 06/15/2026	$ 249,000	$ 234,460
Automobiles - 3.3%
Ford Motor Credit Co. LLC
2.70%, 08/10/2026	217,000	205,957
3.38%, 11/13/2025	200,000	194,681
General Motors Financial Co., Inc.
3.80%, 04/07/2025	219,000	216,377
Nissan Motor Acceptance Co. LLC
1.13%, 09/16/2024 (A)	130,000	129,148
Volkswagen Group of America Finance LLC
3.95%, 06/06/2025 (A)	400,000	394,863
		1,141,026
Banks - 12.2%
Bank of America Corp.
Fixed until 06/19/2025, 1.32% (B), 06/19/2026	410,000	395,684
Fixed until 09/15/2026, 5.93% (B), 09/15/2027	115,000	117,064
Barclays PLC
Fixed until 11/02/2025, 7.33% (B), 11/02/2026	200,000	204,203
BNP Paribas SA
Fixed until 11/19/2024, 2.82% (B), 11/19/2025 (A)	200,000	198,226
Citibank NA
5.44%, 04/30/2026	265,000	267,104
Goldman Sachs Group, Inc.
3.50%, 11/16/2026	293,000	284,197
Intesa Sanpaolo SpA
7.00%, 11/21/2025 (A)	200,000	203,906
JPMorgan Chase & Co.
3.13%, 01/23/2025	330,000	326,463
Fixed until 10/22/2026, 6.07% (B), 10/22/2027	173,000	177,212
Lloyds Banking Group PLC
4.58%, 12/10/2025	200,000	197,785
Morgan Stanley
Fixed until 10/21/2024, 1.16% (B), 10/21/2025	272,000	269,190
Fixed until 01/28/2026, 5.05% (B), 01/28/2027	101,000	101,009
PNC Financial Services Group, Inc.
Fixed until 10/28/2024, 5.67% (B), 10/28/2025	57,000	56,997
Fixed until 06/12/2025, 5.81% (B), 06/12/2026	177,000	177,650
State Street Corp.
Fixed Until 03/30/2025, 2.90% (B), 03/30/2026	370,000	363,513
Truist Financial Corp.
2.85%, 10/26/2024	196,000	194,540
UBS AG
1.38%, 01/13/2025 (A)	200,000	196,293
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
US Bancorp
1.45%, 05/12/2025 (C)	$ 196,000	$ 190,283
Wells Fargo & Co.
Fixed Until 02/11/2025, 2.16% (B), 02/11/2026	370,000	363,514
		4,284,833
Beverages - 0.6%
Keurig Dr. Pepper, Inc.
4.42%, 05/25/2025	213,000	211,667
Chemicals - 0.3%
Westlake Corp.
0.88%, 08/15/2024	119,000	118,767
Commercial Services & Supplies - 0.3%
Element Fleet Management Corp.
6.27%, 06/26/2026 (A)	97,000	98,659
Containers & Packaging - 0.1%
Berry Global, Inc.
4.88%, 07/15/2026 (A)	46,000	45,378
Electric Utilities - 1.4%
Black Hills Corp.
1.04%, 08/23/2024	172,000	171,477
Dominion Energy, Inc.
2.85%, 08/15/2026	170,000	162,993
Exelon Corp.
3.40%, 04/15/2026	164,000	160,014
		494,484
Financial Services - 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/2024	300,000	297,006
Air Lease Corp.
3.25%, 03/01/2025	184,000	181,364
Avolon Holdings Funding Ltd.
4.25%, 04/15/2026 (A)	164,000	160,725
		639,095
Food Products - 0.6%
Cargill, Inc.
4.88%, 10/10/2025 (A)	211,000	211,000
Health Care Providers & Services - 0.7%
CVS Health Corp.
2.63%, 08/15/2024	128,000	127,844
HCA, Inc.
5.25%, 06/15/2026	104,000	104,129
		231,973
Health Care Technology - 0.6%
GE HealthCare Technologies, Inc.
5.60%, 11/15/2025	200,000	200,997
Hotels, Restaurants & Leisure - 0.4%
Warnermedia Holdings, Inc.
3.64%, 03/15/2025	132,000	130,123
Transamerica Funds

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 1.5%
Metropolitan Life Global Funding I
5.00%, 01/06/2026 (A)	$ 340,000	$ 340,337
New York Life Global Funding
2.00%, 01/22/2025 (A)	176,000	173,253
		513,590
Leisure Products - 0.6%
Brunswick Corp.
0.85%, 08/18/2024	196,000	195,495
Media - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/2025	35,000	34,759
Oil, Gas & Consumable Fuels - 3.2%
DCP Midstream Operating LP
5.38%, 07/15/2025	73,000	72,909
Energy Transfer LP
5.75%, 04/01/2025	117,000	116,834
MPLX LP
4.88%, 12/01/2024	131,000	130,628
ONEOK, Inc.
5.55%, 11/01/2026	229,000	231,829
Ovintiv, Inc.
5.65%, 05/15/2025	255,000	255,094
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/2024	203,000	201,889
Williams Cos., Inc.
3.90%, 01/15/2025	109,000	108,143
		1,117,326
Personal Care Products - 0.4%
Kenvue, Inc.
5.50%, 03/22/2025	158,000	158,189
Pharmaceuticals - 1.3%
Bristol-Myers Squibb Co.
4.95%, 02/20/2026	213,000	213,769
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/2025	238,000	237,205
		450,974
Residential REITs - 0.6%
Ventas Realty LP
3.25%, 10/15/2026	125,000	120,041
3.50%, 02/01/2025	100,000	98,819
		218,860
Software - 0.3%
Fiserv, Inc.
3.20%, 07/01/2026	124,000	120,170
Technology Hardware, Storage & Peripherals - 1.1%
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	171,000	173,628
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co.
5.90%, 10/01/2024	$ 200,000	$ 200,018
		373,646
Tobacco - 0.9%
BAT Capital Corp.
3.22%, 08/15/2024	128,000	127,862
Philip Morris International, Inc.
5.13%, 11/15/2024	200,000	199,742
		327,604
Transportation Infrastructure - 0.5%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/2025 (A)	184,000	174,890
Wireless Telecommunication Services - 1.0%
Rogers Communications, Inc.
2.95%, 03/15/2025	125,000	123,059
T-Mobile USA, Inc.
2.25%, 02/15/2026	254,000	243,181
		366,240
Total Corporate Debt Securities (Cost $12,056,585)		12,094,205
ASSET-BACKED SECURITIES - 18.1%
ACM Auto Trust
Series 2023-2A, Class A, 7.97%, 06/20/2030 (A)	74,545	74,810
Series 2024-1A, Class A, 7.71%, 01/21/2031 (A)	64,884	65,073
American Express Credit Account Master Trust
Series 2021-1, Class A, 0.90%, 11/15/2026	305,000	300,948
Series 2022-3, Class A, 3.75%, 08/15/2027	300,000	296,056
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class D, 2.13%, 03/18/2026	250,000	247,882
Avis Budget Rental Car Funding AESOP LLC
Series 2019-2A, Class A, 3.35%, 09/22/2025 (A)	110,000	109,740
Series 2020-1A, Class A, 2.33%, 08/20/2026 (A)	380,000	370,033
Series 2020-2A, Class A, 2.02%, 02/20/2027 (A)	350,000	334,630
Capital One Multi-Asset Execution Trust
Series 2022-A3, Class A, 4.95%, 10/15/2027	250,000	249,702
Chase Issuance Trust
Series 2022-A1, Class A, 3.97%, 09/15/2027	300,000	296,423
CIFC Funding Ltd.
Series 2017-4A, Class A1R, 3-Month Term SOFR + 1.21%, 6.50% (B), 10/24/2030 (A)	129,319	129,518
Transamerica Funds

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Discover Card Execution Note Trust
Series 2022-A2, Class A, 3.32%, 05/15/2027	$ 350,000	$ 344,893
Series 2023-A1, Class A, 4.31%, 03/15/2028	300,000	297,182
Dryden 40 Senior Loan Fund
Series 2015-40A, Class AR2, 3-Month Term SOFR + 1.15%, 6.47% (B), 08/15/2031 (A)	246,901	247,050
Ford Credit Auto Owner Trust
Series 2018-1, Class B, 3.34%, 07/15/2031 (A)	300,000	296,753
Series 2020-1, Class A, 2.04%, 08/15/2031 (A)	300,000	294,470
Series 2020-2, Class B, 1.49%, 04/15/2033 (A)	200,000	190,782
Hertz Vehicle Financing III LLC
Series 2022-1A, Class A, 1.99%, 06/25/2026 (A)	300,000	292,825
Hyundai Auto Receivables Trust
Series 2021-B, Class A3, 0.38%, 01/15/2026	69,232	68,748
LCM XXV Ltd.
Series 25A, Class AR, 3-Month Term SOFR + 1.10%, 6.38% (B), 07/20/2030 (A)	62,522	62,547
Santander Drive Auto Receivables Trust
Series 2021-1, Class D, 1.13%, 11/16/2026	143,289	141,229
Series 2021-4, Class C, 1.26%, 02/16/2027	80,906	80,324
Series 2023-5, Class A2, 6.31%, 07/15/2027	58,741	58,888
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class B, 2.32%, 07/20/2037 (A)	113,630	110,346
Sound Point CLO XVI Ltd.
Series 2017-2A, Class AR, 3-Month Term SOFR + 1.24%, 6.53% (B), 07/25/2030 (A)	107,464	107,516
Symphony CLO XIX Ltd.
Series 2018-19A, Class A, 3-Month Term SOFR + 1.22%, 6.51% (B), 04/16/2031 (A)	192,658	192,889
TCW CLO Ltd.
Series 2018-1A, Class A1R, 3-Month Term SOFR + 1.23%, 6.52% (B), 04/25/2031 (A)	109,000	109,136
Tidewater Auto Receivables Trust
Series 2020-AA, Class D, 2.31%, 03/15/2027 (A)	90,377	89,690
Toyota Auto Loan Extended Note Trust
Series 2020-1A, Class A, 1.35%, 05/25/2033 (A)	250,000	242,098
Series 2021-1A, Class A, 1.07%, 02/27/2034 (A)	288,000	271,026
Venture XXVII CLO Ltd.
Series 2017-27A, Class AR, 3-Month Term SOFR + 1.31%, 6.59% (B), 07/20/2030 (A)	207,877	207,919
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Veridian Auto Receivables Trust
Series 2023-1A, Class A2, 5.97%, 08/17/2026 (A)	$ 69,212	$ 69,246
Welk Resorts LLC
Series 2019-AA, Class A, 2.80%, 06/15/2038 (A)	83,728	80,377
Total Asset-Backed Securities (Cost $6,269,572)		6,330,749
MORTGAGE-BACKED SECURITIES - 2.4%
BX Commercial Mortgage Trust
Series 2020-VKNG, Class C, 1-Month Term SOFR + 1.51%, 6.84% (B), 10/15/2037 (A)	245,000	241,937
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D, 1-Month Term SOFR + 2.05%, 7.38% (B), 12/15/2037 (A)	250,000	249,531
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class A, 3.14%, 12/10/2036 (A)	350,000	344,972
Total Mortgage-Backed Securities (Cost $822,273)		836,440
COMMERCIAL PAPER - 44.9%
Banks - 12.6%
Australia & New Zealand Banking Group Ltd.
5.26% (D), 10/23/2024 (A)	500,000	493,910
Bank of China Ltd.
5.78% (D), 08/23/2024	400,000	398,626
5.81% (D), 08/23/2024	250,000	249,141
Cooperatieve Rabobank UA
5.51% (D), 12/03/2024	250,000	245,456
HSBC USA, Inc.
5.60% (D), 10/04/2024 (A)	250,000	247,538
Korea Development Bank
5.44% (D), 08/06/2024	500,000	499,556
Mackinac Funding Co. LLC
5.54% (D), 09/04/2024 (A)	350,000	348,169
Macquarie Bank Ltd.
5.39% (D), 08/12/2024 (A)	550,000	549,014
NatWest Markets PLC
5.57% (D), 10/23/2024 (A)	450,000	444,439
Svenska Handelsbanken AB
5.51% (D), 09/16/2024 (A)	250,000	248,279
Westpac Banking Corp.
5.54% (D), 09/12/2024 (A)	700,000	695,601
		4,419,729
Building Products - 0.9%
Mohawk Industries, Inc.
5.56% (D), 09/06/2024 (A)	300,000	298,298
Chemicals - 2.0%
EIDP, Inc.
5.70% (D), 12/02/2024 (A)	700,000	687,244
Transamerica Funds

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
COMMERCIAL PAPER (continued)
Consumer Finance - 1.7%
American Honda Finance Corp.
5.67% (D), 09/09/2024	$ 600,000	$ 596,331
Diversified Telecommunication Services - 1.7%
TELUS Corp.
5.70% (D), 09/24/2024 (A)	600,000	594,958
Electric Utilities - 2.7%
Avangrid, Inc.
5.60% (D), 08/28/2024 (A)	250,000	247,417
Entergy Corp.
5.63% (D), 10/24/2024 (A)	700,000	691,158
		938,575
Financial Services - 17.8%
Atlantic Asset Securitization LLC
5.55% (D), 09/09/2024 (A)	500,000	497,000
Barton Capital SA
5.50% (D), 08/01/2024 (A)	500,000	499,926
Britannia Funding Co. LLC
5.59% (D), 09/24/2024 (A)	350,000	347,117
Collateralized Commercial Paper FLEX Co. LLC
6.00% (D), 11/13/2024 (A)	500,000	500,172
GTA Funding LLC
5.57% (D), 10/07/2024 (A)	250,000	247,471
Liberty Street Funding LLC
5.59% (D), 11/01/2024 (A)	650,000	641,065
LMA-Americas LLC
5.59% (D), 10/15/2024 (A)	250,000	247,180
Manhattan Asset Funding Co. LLC
5.56% (D), 12/02/2024 (A)	700,000	687,298
Ridgefield Funding Co. LLC
5.55% (D), 10/02/2024 (A)	500,000	495,311
Thunder Bay Funding LLC
5.57% (D), 11/25/2024 (A)	600,000	589,745
	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services (continued)
UBS AG
5.53% (D), 09/03/2024 (A)	$ 750,000	$ 746,209
Versailles Commercial Paper LLC
5.52% (D), 10/02/2024	750,000	742,924
		6,241,418
Health Care Providers & Services - 1.8%
UnitedHealth Group, Inc.
5.59% (D), 09/03/2024 (A)	650,000	646,722
Oil, Gas & Consumable Fuels - 1.7%
TransCanada PipeLines Ltd.
5.63% (D), 08/06/2024 (A)	600,000	599,457
Pharmaceuticals - 2.0%
AstraZeneca PLC
5.59% (D), 09/23/2024 (A)	700,000	694,246
Total Commercial Paper (Cost $15,719,724)		15,716,978

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.26% (D)	44,775	44,775
Total Other Investment Company (Cost $44,775)		44,775
Total Investments (Cost $34,912,929)		35,023,147
Net Other Assets (Liabilities) - 0.0% (E)		6,485
Net Assets - 100.0%		$ 35,029,632
INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$12,094,205	$—	$12,094,205
Asset-Backed Securities	—	6,330,749	—	6,330,749
Mortgage-Backed Securities	—	836,440	—	836,440
Commercial Paper	—	15,716,978	—	15,716,978
Other Investment Company	44,775	—	—	44,775
Total Investments	$44,775	$34,978,372	$—	$35,023,147
Transamerica Funds

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the total value of 144A securities is $20,096,536, representing 57.4% of the
Fund's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)
All or a portion of the security is on loan. The total value of the securities on loan is $43,829, collateralized by cash collateral of $44,775. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)	Rate disclosed reflects the yield at July 31, 2024.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)
There were no transfers in or out of Level 3 during the period ended July 31, 2024. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
SOFR	Secured Overnight Financing Rate
Transamerica Funds

Transamerica UltraShort Bond

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica UltraShort Bond (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data,
Transamerica Funds

Transamerica UltraShort Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds